Resolution Of Remaining Chapter 11 Disputed Claims (Tables)	12 Months Ended
Dec. 31, 2011
Resolution Of Remaining Chapter 11 Disputed Claims [Abstract]
Changes In The Remaining Net Disputed Claims Liability
0000000000
(in millions)
Balance at December 31, 2010	$ 934
Interest accrued	28
Less: supplier settlements	(114)

Balance at December 31, 2011	$ 848